Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Corporate Bonds (10.2%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.1%)
The Dow Chemical Co. 3.500%, 10/1/24	200,000	219
Total		219

Communications (1.7%)
AT&T, Inc.
2.300%, 6/1/27	160,000	168
2.750%, 6/1/31	390,000	410
3.300%, 2/1/52	103,000	96
3.500%, 6/1/41	100,000	105
3.500%, 9/15/53 144A	190,000	185
3.550%, 9/15/55 144A	50,000	48
3.650%, 6/1/51	115,000	116
4.450%, 4/1/24	100,000	112
CBS Corp. 3.700%, 6/1/28	270,000	300
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	530,000	706
Comcast Corp.
1.950%, 1/15/31	260,000	267
3.200%, 7/15/36	50,000	55
3.750%, 4/1/40	100,000	117
Deutsche Telekom International Finance 3.600%, 1/19/27 144A	450,000	504
Discovery Communications LLC 3.625%, 5/15/30	100,000	111
T-Mobile USA, Inc.
1.500%, 2/15/26 144A	990,000	992
2.550%, 2/15/31 144A	405,000	420
Verizon Communications, Inc. 4.400%, 11/1/34	1,139,000	1,421
ViacomCBS, Inc. 4.200%, 5/19/32	220,000	251
The Walt Disney Co. 2.200%, 1/13/28	658,000	692
Total		7,076

Consumer, Cyclical (0.6%)
Costco Wholesale Corp. 1.600%, 4/20/30	800,000	815
Ford Motor Credit Co. LLC 4.389%, 1/8/26	300,000	297
General Motors Co. 5.150%, 4/1/38	650,000	689
General Motors Financial Co., Inc. 2.750%, 6/20/25	460,000	471
Total		2,272

Consumer, Non-cyclical (1.1%)
AbbVie, Inc.
3.850%, 6/15/24 144A	150,000	164
4.450%, 5/14/46	350,000	416
4.550%, 3/15/35 144A	270,000	330
Amgen, Inc. 3.625%, 5/22/24	240,000	264

Corporate Bonds (10.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Anthem, Inc. 2.375%, 1/15/25	110,000	117
Bristol-Myers Squibb Co. 3.625%, 5/15/24	50,000	55
Cigna Corp.
4.500%, 2/25/26	80,000	93
4.900%, 12/15/48	200,000	260
CVS Health Corp. 4.780%, 3/25/38	180,000	218
Duke University Health System, Inc. 3.920%, 6/1/47	268,000	336
Gilead Sciences, Inc. 3.650%, 3/1/26	200,000	226
The Kroger Co. 3.875%, 10/15/46	400,000	452
Mondelez International, Inc. 2.750%, 4/13/30	153,000	167
PayPal Holdings, Inc. 2.300%, 6/1/30	270,000	285
PepsiCo, Inc. 1.625%, 5/1/30	190,000	195
Stryker Corp. 1.950%, 6/15/30	380,000	387
UnitedHealth Group, Inc. 1.250%, 1/15/26	134,000	137
Upjohn, Inc.
2.700%, 6/22/30 144A	340,000	352
4.000%, 6/22/50 144A	140,000	149
Total		4,603

Energy (1.0%)
Chevron Corp. 1.995%, 5/11/27	260,000	275
Enbridge, Inc.
3.500%, 6/10/24	150,000	162
3.700%, 7/15/27	200,000	222
Energy Transfer Operating LP 5.300%, 4/15/47	455,000	422
Energy Transfer Partners LP 3.600%, 2/1/23	100,000	103
Enterprise Products Operating LLC 4.850%, 3/15/44	100,000	113
Equinor ASA 1.750%, 1/22/26	260,000	270
Magellan Midstream Partners LP 5.150%, 10/15/43	150,000	175
MPLX LP
4.500%, 4/15/38	200,000	204
5.200%, 3/1/47	200,000	214
Petroleos Mexicanos
3.500%, 1/30/23	130,000	128
4.875%, 1/18/24	400,000	395
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	500,000	572
Transcontinental Gas Pipe Line Co. LLC 3.250%, 5/15/30 144A	260,000	281

Inflation Protection Portfolio

Corporate Bonds (10.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Williams Partners LP 4.300%, 3/4/24	300,000	328
Total		3,864

Financial (3.6%)
American International Group, Inc. 4.500%, 7/16/44	315,000	369
Bank of America Corp.
1.319%, (US SOFR plus 1.150%), 6/19/26	640,000	644
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	1,124,000	1,172
Barclays PLC 2.645%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.900%), 6/24/31	300,000	299
Capital One Financial Corp. 3.750%, 3/9/27	330,000	366
Citigroup, Inc.
2.572%, (US SOFR plus 2.107%), 6/3/31	410,000	431
4.050%, 7/30/22	450,000	478
4.075%, (ICE LIBOR USD 3 Month plus 1.192%), 4/23/29	300,000	345
Cooperatieve Rabobank UA 3.950%, 11/9/22	250,000	266
Credit Suisse Group AG 2.193%, (US SOFR plus 2.044%), 6/5/26 144A	1,190,000	1,229
DNB Bank ASA 1.127%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 0.850%), 9/16/26 144A	410,000	409
Equinix, Inc. 5.375%, 5/15/27	96,000	105
Five Corners Funding Trust II 2.850%, 5/15/30 144A	445,000	480
The Goldman Sachs Group, Inc.
2.600%, 2/7/30	407,000	429
3.500%, 11/16/26	400,000	442
3.750%, 5/22/25	850,000	944
HSBC Holdings PLC 2.013%, (US SOFR plus 1.732%), 9/22/28	290,000	287
Huntington Bancshares, Inc. 4.350%, 2/4/23	355,000	381
JPMorgan Chase & Co. 2.182%, (US SOFR plus 1.890%), 6/1/28	530,000	553
3.897%, (ICE LIBOR USD 3 Month plus 1.220%), 1/23/49	400,000	481
Kilroy Realty LP 3.800%, 1/15/23	120,000	125
Kimco Realty Corp. 1.900%, 3/1/28	365,000	360
Lloyds Banking Group PLC 2.438%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.000%), 2/5/26	200,000	207
Morgan Stanley
2.188%, (US SOFR plus 1.990%), 4/28/26	801,000	838
2.699%, (US SOFR plus 1.143%), 1/22/31	190,000	203
3.875%, 1/27/26	250,000	285
NatWest Markets PLC 2.375%, 5/21/23 144A	200,000	206

Corporate Bonds (10.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Royal Bank of Scotland Group PLC 2.359%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.150%), 5/22/24	119,000	122
Teachers Insurance & Annuity Association of America 3.300%, 5/15/50 144A	267,000	275
Ventas Realty LP / Ventas Capital Corp. 3.250%, 8/15/22	250,000	260
Wells Fargo & Co.
2.188%, (US SOFR plus 2.000%), 4/30/26	420,000	436
2.393%, (US SOFR plus 2.100%), 6/2/28	150,000	156
4.100%, 6/3/26	330,000	372
4.125%, 8/15/23	220,000	240
Welltower, Inc. 2.750%, 1/15/31	340,000	349
Total		14,544

Industrial (0.7%)
Agilent Technologies, Inc. 2.100%, 6/4/30	190,000	195
The Boeing Co. 5.150%, 5/1/30	400,000	448
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	200,000	220
3.750%, 4/1/24	200,000	221
4.950%, 9/15/41	100,000	133
Lockheed Martin Corp. 3.800%, 3/1/45	200,000	238
Norfolk Southern Corp. 3.050%, 5/15/50	400,000	425
Republic Services, Inc. 2.300%, 3/1/30	410,000	435
Union Pacific Corp. 2.750%, 4/15/23	100,000	105
United Technologies Corp. 4.125%, 11/16/28	530,000	627
Total		3,047

Technology (0.5%)
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.125%, 1/15/25	138,000	147
International Business Machines Corp.
1.700%, 5/15/27	300,000	310
1.950%, 5/15/30	200,000	206
Microsoft Corp. 2.525%, 6/1/50	475,000	496
Oracle Corp.
2.800%, 4/1/27	180,000	197
4.000%, 7/15/46	610,000	721
Total		2,077

Utilities (0.9%)
AEP Transmission Co., LLC 3.750%, 12/1/47	200,000	234
American Electric Power Co., Inc. 3.200%, 11/13/27	200,000	220
Dominion Resources, Inc. 4.900%, 8/1/41	320,000	410

Inflation Protection Portfolio

Corporate Bonds (10.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Duke Energy Corp. 3.150%, 8/15/27	150,000	166
Duke Energy Florida LLC 1.750%, 6/15/30	400,000	407
Essential Utilities, Inc. 2.704%, 4/15/30	370,000	396
FirstEnergy Corp. 4.850%, 7/15/47	300,000	361
NextEra Energy Capital Holdings, Inc. 3.550%, 5/1/27	200,000	225
Sempra Energy 3.250%, 6/15/27	250,000	275
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	200,000	223
Xcel Energy, Inc. 3.400%, 6/1/30	510,000	585
Total		3,502

Total Corporate Bonds (Cost: $39,146)		41,204

Governments (60.1%)
Governments (60.1%)
Canadian Government Real Return Bond
3.000%, 12/1/36 CAD ¥	3,663,413	4,303
4.000%, 12/1/31 CAD ¥	1,801,656	2,075
4.250%, 12/1/21 CAD ¥	792,710	626
4.250%, 12/1/26 CAD ¥	14,918,819	14,782
Tennessee Valley Authority 4.700%, 7/15/33	1,658,000	2,306
US Treasury
0.125%, 4/15/25	4,513,185	4,802
0.250%, 7/15/29	14,077,364	15,738
US Treasury Inflation Index Bond
0.125%, 1/15/30 b	18,476,432	20,404
0.125%, 7/15/30	7,072,800	7,858
0.125%, 4/15/22	3,195,660	3,252
0.125%, 1/15/23	1,964,078	2,024
0.125%, 7/15/26	4,917,413	5,330
0.250%, 2/15/50	3,446,095	4,053
0.250%, 1/15/25	10,828,026	11,549
0.375%, 7/15/23	6,567,762	6,888
0.375%, 7/15/25	4,260,399	4,624
0.375%, 1/15/27	8,472,276	9,319
0.375%, 7/15/27	3,971,363	4,413
0.500%, 1/15/28	7,876,800	8,836
0.625%, 2/15/43	7,493,021	9,209
0.625%, 1/15/24	10,825,035	11,501
0.625%, 1/15/26	9,430,749	10,393
0.750%, 2/15/42	7,366,070	9,245
0.750%, 2/15/45	8,910,972	11,313
0.750%, 7/15/28	6,656,594	7,665
0.875%, 2/15/47	2,736,609	3,629
1.000%, 2/15/46	1,257,330	1,691
1.000%, 2/15/48	1,208,110	1,661
1.000%, 2/15/49	2,675,671	3,721
1.375%, 2/15/44	6,313,604	8,956
1.750%, 1/15/28	3,208,899	3,907
2.000%, 1/15/26	3,197,789	3,766
2.125%, 2/15/40	2,516,997	3,849
2.125%, 2/15/41	4,477,504	6,941
2.375%, 1/15/25	2,267,645	2,632

Governments (60.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.375%, 1/15/27	4,399,755	5,424
2.500%, 1/15/29	862,719	1,126
3.625%, 4/15/28	2,402,535	3,293
Total		243,104

Total Governments (Cost: $216,287)		243,104

Municipal Bonds (0.2%)
Municipal Bonds (0.2%)
Energy Northwest 5.000%, 7/1/39 RB	305,000	401
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	64
University of Texas System 5.000%, 8/15/40 RB	240,000	358

Total Municipal Bonds (Cost: $791)		823

Structured Products (27.2%)
Asset Backed Securities (10.5%)
Bean Creek CLO, Ltd., Series 2018-1A, Class AR 2.155%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,223
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	236,986	241
CIFC Funding, Ltd., Series 2013-3RA, Class A1 2.000%, (ICE LIBOR USD 3 Month plus 0.980%), 4/24/31 144A	1,000,000	986
Drive Auto Receivables Trust, Series 2019-4 2.510%, 11/17/25	1,200,000	1,228
Drive Auto Receivables Trust, Series 2020-1 2.360%, 3/16/26	1,940,000	1,987
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR 2.255%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,114
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	998,424	1,005
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2 3.230%, 5/10/32 144A	1,891,446	1,900
Hilton Grand Vacations Trust, Series 2017- AA, Class A 2.660%, 12/26/28 144A	995,102	1,016
Hilton Grand Vacations Trust, Series 2019- AA, Class B 2.540%, 7/25/33 144A	1,506,288	1,526
KKR CLO, Ltd., Series 2018-22A, Class A 2.285%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,488
Magnetite VIII, Ltd., Series 2018-8A, Class AR2 2.199%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,728
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	167,146	168
MVW Owner Trust, Series 2016-1A, Class A 2.250%, 12/20/33 144A	144,401	145

Inflation Protection Portfolio

Structured Products (27.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
MVW Owner Trust, Series 2019-2A, Class A 2.220%, 10/20/38 144A	1,212,857	1,238
Progress Residential Trust, Series 2018- SFR1, Class A 3.255%, 3/17/35 144A	4,244,834	4,279
Progress Residential Trust, Series 2019- SFR1, Class A 3.422%, 8/17/35 144A	1,998,027	2,066
Progress Residential Trust, Series 2019- SFR3, Class A 2.271%, 9/17/36 144A	3,790,182	3,865
Progress Residential Trust, Series 2019- SFR4, Class B 2.937%, 11/17/36 144A	2,400,000	2,472
Progress Residential Trust, Series 2020- SFR2, Class A 2.078%, 6/18/37 144A	1,100,000	1,123
Santander Drive Auto Receivables Trust 2020-2, Class C 1.460%, 9/15/25	1,700,000	1,721
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A 3.080%, 3/21/33 144A	114,886	115
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	612,386	633
Sierra Timeshare Receivables Funding LLC, Series 2019-3, Class B 2.750%, 7/15/38 144A	2,389,073	2,417
Sounds Point CLO IV-R, Ltd., Series 2013-3RA, Class A 2.285%, (ICE LIBOR USD 3 Month plus 1.150%), 4/18/31 144A	1,400,000	1,377
Towd Point Mortgage Trust, Series 2017-2, Class A2 3.250%, (AFC), 4/25/57 144A	2,500,000	2,667
Towd Point Mortgage Trust, Series 2018-4, Class A1 3.000%, (AFC), 6/25/58 144A	767,890	821
Treman Park CLO, Ltd., Series 2015-1A, Class ARR 2.205%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,500,000	1,491
VSE VOI Mortgage LLC, Series 2017-A, Class A 2.330%, 3/20/35 144A	474,148	481
Total		42,521

Mortgage Securities (16.7%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2 3.500%, (AFC), 11/25/44 144A	342,800	354
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	782,855	809
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	554,353	562
Agate Bay Mortgage Trust, Series 2016-3, Class A3 3.500%, (AFC), 8/25/46 144A	397,702	409

Structured Products (27.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Angel Oak Mortgage Trust LLC, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	530,504	536
Arroyo Mortgage Trust, Series 2020-1, Class A1B 2.100%, 3/25/55 144A	701,223	705
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 3.185%, (AFC), 7/25/49 144A S	613,297	624
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 1.000%, (CSTR, AFC), 2/25/55 144A	2,028,493	2,048
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	865,085	880
Connecticut Avenue Securities, Series 2014- C04, Class 2M2 5.185%, (ICE LIBOR USD 1 Month plus 5.000%), 11/25/24	288,559	295
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 2.300%, (AFC), 4/25/65 144A S	1,400,000	1,399
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	238,260	246
Credit Suisse Mortgage Trust, Series 2019- NQM1, Class A1 2.656%, (AFC), 10/25/59 144A S	1,426,912	1,459
Credit Suisse Mortgage Trust, Series 2020- NQM1, Class A1 1.208%, (AFC), 5/25/65 144A S,Æ	1,000,000	1,000
CSMC Commerical Mortgage Trust, Series 2019-AFC1, Class A1 2.573%, (AFC), 7/25/49 144A S	768,933	783
Federal Home Loan Mortgage Corp.
4.000%, 5/1/42	2,741,092	3,033
4.500%, 4/1/41	2,035,301	2,291
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2 3.690%, 1/25/29	3,000,000	3,580
Federal Home Loan Mortgage Corp., Series 2014-DNA1, Class M2 2.385%, (ICE LIBOR USD 1 Month plus 2.200%), 2/25/24	334,729	335
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M3 3.485%, (ICE LIBOR USD 1 Month plus 3.300%), 10/25/27	2,872,272	2,923
Federal Home Loan Mortgage Corp., Series K108, Class A2 1.517%, 3/25/30	4,000,000	4,145
Federal National Mortgage Association
2.500%, 4/1/50	6,938,794	7,283
2.500%, 6/1/50	7,577,794	7,954
4.000%, 2/1/46	2,840,133	3,081
Federal National Mortgage Association, Series 2018-C03, Class 1EB2 2.785%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	860,229	845

Inflation Protection Portfolio

Structured Products (27.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2020- H1, Class A1 2.310%, (AFC), 1/25/60 144A	558,070	569
GCAT LLC, Series 2019-NQM3, Class A3 3.043%, (AFC), 11/25/59 144A	759,528	768
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 2.500%, (AFC), 3/25/43 144A	351,840	355
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.960%, (AFC), 10/25/29 144A	479,173	497
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	1,750,000	1,808
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.500%, (AFC), 1/25/47 144A	1,081,549	1,113
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3 4.000%, (CSTR), 3/25/57 144A	766,371	829
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1 1.685%, (ICE LIBOR USD 1 Month plus 1.500%), (AFC), 6/25/57 144A	755,607	756
Sequoia Mortgage Trust, Series 2014-3, Class A14 3.000%, (AFC), 10/25/44 144A	28,927	29
Sequoia Mortgage Trust, Series 2014-4, Class A2 3.500%, (AFC), 11/25/44 144A	701	1
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	2,250,000	2,331
Sequoia Mortgage Trust, Series 2017-CH1, Class A1 4.000%, (AFC), 10/25/47 144A	538,460	557
Sequoia Mortgage Trust, Series 2019-4, Class A7 3.500%, (AFC), 11/25/49 144A	3,750,000	3,922
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A S	1,232,136	1,251
Verus Securitization Trust, Series 2020-1, Class A2 2.642%, (AFC), 1/25/60 144A S	1,899,601	1,938
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A S	759,840	775
Vista Point Securitization Trust, Series 2020-1, Class A2 2.770%, (AFC), 3/25/65 144A	1,200,000	1,210
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	1,263,456	1,264

Total		67,552

Total Structured Products (Cost: $107,841)		110,073

Short-Term Investments (3.7%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (3.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	14,758,668	14,759

Total		14,759

Total Short-Term Investments (Cost: $14,759)		14,759

Total Investments (101.4%) (Cost: $378,824)@		409,963

Other Assets, Less Liabilities (-1.4%)		(5,687)

Net Assets (100.0%)		404,276

Inflation Protection Portfolio

Exchange Traded or Centrally Cleared Derivatives

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)	Variation Margin(000’s)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.777%	6/24	11,000	USD	$–	$(116)	$(116)	$(2)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.715%	6/24	7,400	USD	–	(61)	(61)	(2)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.860%	7/24	7,500	USD	–	(126)	(126)	(2)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.858%	8/24	12,700	USD	–	(211)	(211)	(3)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.616%	10/24	7,500	USD	–	(19)	(19)	(2)
U.S. Consumer Price Index - 3 Month USD LIBOR	2.073%	8/27	3,500	USD	–	(95)	(95)	–p
U.S. Consumer Price Index - 3 Month USD LIBOR	2.145%	11/27	5,000	USD	(1)	(193)	(194)	–p
U.S. Consumer Price Index - 3 Month USD LIBOR	1.793%	10/29	3,700	USD	(1)	4	3	2
U.S. Consumer Price Index - 3 Month USD LIBOR	1.800%	10/29	3,700	USD	(1)	2	1	2
U.S. Consumer Price Index - 3 Month USD LIBOR	1.884%	11/29	2,000	USD	–	(16)	(16)	1
U.S. Consumer Price Index - 3 Month USD LIBOR	1.078%	6/25	3,000	USD	–	96	96	(1)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.291%	5/30	2,000	USD	–	119	119	1
U.S. Consumer Price Index - 3 Month USD LIBOR	1.629%	6/30	2,000	USD	–	70	70	1

					$(3)	$(546)	$(549)	$(5)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$7	$–	$7	$(12)	$–	$(12)	$–

Inflation Protection Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CAD	28,911	21,720	12/20	$235	$—	$235

						$235	$—	$235

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.670%	4/22	3,000	$(463)	$(463)
CPURNSA	Bank of America NA	2.763%	3/23	700	(105)	(105)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	(333)	(333)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	(136)	(136)
CPURNSA	Bank of America NA	1.790%	8/25	1,500	(16)	(16)
CPURNSA	Bank of America NA	2.240%	4/27	3,500	(192)	(192)
CPURNSA	Bank of America NA	2.218%	4/27	2,000	(104)	(104)
CPURNSA	Bank of America NA	2.235%	4/27	2,000	(108)	(108)
CPURNSA	Bank of America NA	2.235%	5/27	5,000	(268)	(268)
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(681)	(681)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(125)	(125)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(179)	(179)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(411)	(411)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(349)	(349)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(130)	(130)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(592)	(592)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(608)	(608)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	(23)	(23)
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	(60)	(60)
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	49	49
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	(150)	(150)
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	(163)	(163)
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	(216)	(216)
					$(5,363)	$(5,363)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward			Forward
	Contracts	Swaps	Total	Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$235	$49	$284	—	—	$(5,412)	$(5,412)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $75,396 representing 18.7% of the net assets.

¥	Foreign Bond — par value is foreign denominated
b

Cash or securities with an aggregate value of $20,404 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2020.

S	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $378,821 and the net unrealized appreciation of investments based on that cost was $25,462 which is comprised of $32,247 aggregate gross unrealized appreciation and $6,785 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Inflation Protection Portfolio

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Municipal Bonds	$—	$823	$—
Corporate Bonds	—	41,204	—
Governments	—	243,104	—
Structured Products
Mortgage Securities	—	66,552	1,000
All Others	—	42,521	—
Short-Term Investments	14,759	—	—
Other Financial Instruments^
Total Return Swaps	—	340	—
Total Assets:	$14,759	$394,544	$1,000
Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(6,249)	—
Total Liabilities:	$—	$(6,249)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand